Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 2.5	$ 2.0	$ 2.0
Interest cost	1.6	2.0	2.0
Expected return on assets	(1.5)	(1.4)	(1.4)
Curtailment	(0.2)	0.1	0.4
Recognized net actuarial loss	2.3	0.5	0.9
Net periodic benefit cost	$ 4.7	$ 3.2	$ 3.9
Minimum [Member]
Weighted average assumptions
Discount rate	1.00%	1.00%	2.00%
Expected return on plan assets	1.00%	1.00%	2.00%
Rate of compensation increase	2.25%	2.25%	2.25%
Maximum [Member]
Weighted average assumptions
Discount rate	8.68%	7.00%	7.50%
Expected return on plan assets	3.50%	3.50%	3.50%
Rate of compensation increase	7.00%	5.50%	5.50%